Note 7 - Vessels and Advances, Net - Summary of Vessels (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Balance, Vessel Cost at beginning of the period	$ 3,525,967
Balance, Accumulated Depreciation at beginning of the period	(1,075,457)
Balance, Net Book Value at beginning of the period	2,450,510
Depreciation	(54,982)
Vessel acquisitions, advances and other vessels’ costs	837,399
Vessel sales, transfers and other movements	(135,427)
Vessel sales, transfers and other movements	71,635
Vessel sales, transfers and other movements	(63,792)
Balance, Vessel Cost at end of the period	4,227,939
Balance, Accumulated Depreciation at end of the period	(1,058,804)
Balance, Net Book Value at end of the period	$ 3,169,135